Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases
Unguaranteed residual value of sales-type and direct financing leases	$ 652	$ 589
Maturity analysis of the lease payments due on sales-type and direct financing leases
2020	2,632
2021	1,921
2022	1,053
2023	382
2024	82
Thereafter	7
Total undiscounted cash flows	6,077
Present value of lease payments (recognized as financing receivables)	5,567
Difference between undiscounted cash flows and discounted cash flows	$ (509)